Trade and other payables (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)
Disclosure of detailed information about borrowings [line items]
Trade payables		€ 16,626		€ 15,762
Invoices not yet received		14,118		19,292
Accrued employee benefit costs		8,866		7,943
Sundry accruals		22,162		13,441
Trade and Other Payables		61,772		€ 56,438
Minimum
Disclosure of detailed information about borrowings [line items]
Trade payable settlement period	0 days
Other payables settlement period	1 month
Maximum
Disclosure of detailed information about borrowings [line items]
Trade payable settlement period	90 days
Other payables settlement period	2 months
Legal proceedings provision [member]
Disclosure of detailed information about borrowings [line items]
Sundry accruals		€ 4,077	$ 5,000
Settlement amount, before insurance | $	$ 5,000
Expected reimbursement, other provisions | $			$ 1,000